Notes Payable (Tables)	12 Months Ended
Jul. 31, 2022
Debt Disclosure [Abstract]
Summary of Future Minimum Payments Under Note Payable Liabilities	Future minimum payments under note payable liabilities as of July 31, 2022 are as follows:
Years ending July 31,
2023	$936,558
Total	$936,558